FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Foreign currency risk (Details) R in Millions		12 Months Ended
	Jun. 15, 2017 ZAR (R) R / $	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 ZAR (R)	Mar. 26, 2019 USD ($) R / $	Dec. 31, 2018 USD ($) R / $	Dec. 31, 2018 ZAR (R) R / $	Dec. 31, 2017 USD ($) R / $	May 31, 2017 USD ($) R / $	Dec. 31, 2016 USD ($) R / $	Feb. 15, 2016 USD ($)	Aug. 24, 2015 USD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
(Loss)/profit attributable to owners of Sibanye Stillwater		R 1,704.1	R (1,114.4)	R (1,032.8)
Currency risk
Disclosure of risk management strategy related to hedge accounting [line items]
Closing foreign exchange rate | R / $						14.35	14.35	12.36		13.69
Percentage decrease in risk assumption		1.00%
Percentage increase in risk assumption		1.00%
Decrease in gain on foreign exchange differences due to decrease in exchange rate		R 38.7	81.2	31.2
Increase in gain on foreign exchange differences due to increase in exchange rate		R 38.7	R 81.2	R 31.2
Currency risk | Forward contract
Disclosure of risk management strategy related to hedge accounting [line items]
Contracts amount | $					$ 14,000,000	$ 12,100,000		$ 0	$ 779,100,000	$ 0
Closing foreign exchange rate | R / $	12.89								13.23
(Loss)/profit attributable to owners of Sibanye Stillwater	R 283.2
Currency risk | Forward contract | Weighted average [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Closing foreign exchange rate | R / $					14.36	14.11	14.11
US$600 million revolving credit facility
Disclosure of risk management strategy related to hedge accounting [line items]
Face amount of debt						$ 600,000,000	R 600.0
US$350 million revolving credit facility
Disclosure of risk management strategy related to hedge accounting [line items]
Face amount of debt | $						$ 350,000,000					$ 350,000,000	$ 300,000,000